Note 18 - Borrowings (Details Textual) $ in Thousands, € in Millions			1 Months Ended		12 Months Ended
	Aug. 13, 2021 m²	Feb. 01, 2021 m²	Oct. 31, 2020 USD ($) m²	Aug. 31, 2020 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²			1,356
Total borrowings					$ 8,167	$ 8,648	$ 8,000
Borrowings, interest rate					6.00%
Interest expense on borrowings					$ 100	100	100
Proceeds from borrowings, classified as financing activities					0	65	7,849
Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²		839
Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²	518
Loan from lessor [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²			1,356
Total borrowings			$ 1,300		815	1,022	1,068
Borrowings, interest rate			6.00%
Borrowings, term (Year)			8 years
Proceeds from borrowings, classified as financing activities						100	100
Loan from lessor [member] | Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²			839
Loan from lessor [member] | Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²			518
EIB loan [member]
Statement Line Items [Line Items]
Total borrowings					7,352	7,626	6,932
Borrowings, term (Year)				6 years
Notional amount | €				€ 20
Borrowings, number of tranches				3
EIB loan tranche one [member]
Statement Line Items [Line Items]
Borrowings, term (Year)								6 years	6 years
Interest expense on borrowings					$ 700	$ 700	$ 600
Proceeds from borrowings, classified as financing activities								$ 7,800	€ 7
Notional amount | €				€ 7
EIB loan tranche one [member] | Weighted average [member]
Statement Line Items [Line Items]
Borrowings, interest rate								0.79%	0.79%
EIB loan tranche one [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate								3.00%	3.00%
EIB loan tranche one [member] | Payment in kind interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate								4.00%	4.00%
EIB loan tranche two [member]
Statement Line Items [Line Items]
Notional amount | €				6
EIB loan tranche three [member]
Statement Line Items [Line Items]
Notional amount | €				€ 7